INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2016	2015
	$	$

U.S	5,132,611	9,301,988
Non-U.S.	1,749,201	536,329

	6,881,812	9,838,317

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015
	$	$
Statutory tax rate	34.00%	34.00%
Loss before income taxes	(6,882,812)	(9,838,317)
Expected income tax recovery	(2,340,000)	(3,345,000)
Increase (decrease) in income tax recovery resulting from:
Derivative liability	(708,000)	251,000
Share based payments	419,000	796,000
Other permanent difference	49,000	12,000
Share issue costs	-	(140,000)
Effect of change in statutory rate	(147,000)	(41,000)
Effect of foreign exchange	-	89,000
Effect of over provision in prior year	(2,164,000)	-
Foreign income taxed at foreign rate	100,000	14,000
Increase in valuation allowance	4,791,000	2,364,000
Income tax expense	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015
	$	$

Deferred income tax assets (liabilities)
Operating losses carried forward	4,915,000	2,074,000
Intangible costs	-	285,000
Share issuance costs	-	99,000
Stock compensation	1,725,000	-
Other	609,000
Valuation allowance	(7,249,000)	(2,458,000)

Net deferred income tax asset	-	-